WARRANTS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Warrants Outstanding and Exercisable

The following table outlines the warrants outstanding and exercisable as of December 31, 2014:

Warrants	Outstanding and Exercisable	Warrant Exercise Price	Common Stock Exchange Ratio	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	2,041,239	$4.92	60 : 1	34,021	$295.20	April 2021 - July 2021
Class B	1,645,845	$0.20	60 : 1	27,431	$12.00	April 2021 - July 2021
Series A	1,322,500	$7.00	60 : 1	22,042	$420.00	October 2015
Common	438,356	$2.00 - $32.00	60 : 1	7,306	$120.00 - $1,920.00	April 2016 - July 2021

Total Warrants	5,447,940			90,800

Assumptions used in Calculating Fair Value of Warrants Granted

The following is the weighted average of the assumptions used in calculating the fair value of the warrants at an exchange ratio of 60 warrants for one share of common stock after they were modified in September 2014 using the Black-Scholes method:

Fair market value of one share of common stock	$296.40
Aggregate exercise price of 60 warrants	$600.00
Risk free rate	0.61%
Dividend yield	0.00%
Expected volatility	37.23%
Remaining contractual term	1.97 years

Summary of Stock Option Activity

The following table summarizes the Company’s total option activity for the years ended December 31, 2015 and 2014:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Intrinsic Value
As of December 31, 2014:
Options outstanding as of January 1, 2014	115,750	$30.00	6.3
Granted	619,784	$2.86	9.4
Exercised	—	—	—
Forfeited/expired	(32,500)	$8.92	5.7

Options outstanding as of December 31, 2014	703,034	$2.98	8.8	$—

As of December 31, 2015:
Options outstanding as of January 1, 2015	703,034	$2.98	8.8
Granted	117,500	$2.56	9.6
Exercised	—	—	—
Forfeited/expired	(28,000)	$5.16	8.6

Options outstanding as of December 31, 2015	792,534	$2.84	8.0	$—

Common Stock Warrants Activity

The following table summarizes the common stock warrant activity during the years ended December 31, 2015 and 2014:

	Common Stock Warrants	Weighted Average Exercise Price $	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	274,420	8.00	4.2
Granted	5,331,520	3.91	5.5
Exercised	(158,000)	0.20	6.6
Expired	—	—	—

Warrants outstanding as of December 31, 2014	5,447,940	4.17	4.9

As of December 31, 2015:
Warrants outstanding as of January 1, 2015	5,447,940	4.17	4.9
Granted	26,617,714	2.71	4.3
Exercised	(17,547,639)	2.47	4.0
Expired	(1,298,418)	2.48	3.4

Warrants outstanding as of December 31, 2015	13,219,597	2.71	4.7

Preferred A Stock Warrants
Summary of Stock Option Activity

The following table summarizes the Preferred A stock warrant activity during the year ended December 31, 2014:

	Preferred A Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	2,231,727	$0.16	3.1
Granted	—	—	—
Converted	(2,231,727)	0.16	2.3
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—

Preferred D Stock Warrants
Summary of Stock Option Activity

The following table summarizes the preferred D stock warrant activity during the year ended December 31, 2014:

	Preferred D Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	—	—	—
Granted	7,200,000	$0.025	6.8
Converted	(7,200,000)	$0.025	6.7
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—